SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 82,613,764	$ 123,318,661	$ 29,594,871
Tax and surcharges	(773,382)	(890,414)	(171,862)
Cash incentives	(20,509,878)	(15,170,406)	(1,629,316)
Risk reserve liability charges			(4,873,150)
Net Revenue	61,330,504	107,257,841	22,920,543
Cumulative impact on accumulated retained earnings	69,768,756	77,241,073
ASU 2014-09 | Restatement
Disaggregation of Revenue [Line Items]
Net Revenue	189,686
Cumulative impact on accumulated retained earnings	189,686			$ 189,686
Loan facilitation service
Disaggregation of Revenue [Line Items]
Revenue	66,782,312	117,984,295	25,636,661
Loan management service
Disaggregation of Revenue [Line Items]
Revenue	0	508,948	2,678,557
Post-origination service
Disaggregation of Revenue [Line Items]
Revenue	11,418,182	4,213,862	1,219,897
Recommendation service revenues
Disaggregation of Revenue [Line Items]
Revenue	858,796
Interest
Disaggregation of Revenue [Line Items]
Revenue	3,552,983	590,122	0
Others
Disaggregation of Revenue [Line Items]
Revenue	$ 1,491	$ 21,434	$ 59,756